Capital and reserves (Details) shares in Thousands	6 Months Ended
Jun. 30, 2026 shares
Class A ordinary shares
Disclosure of classes of share capital [line items]
In issue at January 1 (in shares)	3,969,291
Issued for restricted share awards (in shares)	0
Restricted share units vested (in shares)	48,525
Exercise of share options (in shares)	796
Issued under equity stock purchase plan (in shares)	1,854
Repurchase of shares (in shares)	(68,349)
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)	21,400
In issue at June 30 (in shares)	3,973,517
Ordinary shares held as treasury shares (in shares)	16,076
Restricted ordinary shares issued but not fully vested (in shares)	0
In issue at June 30 – fully paid (in shares)	3,989,593
Authorized (in shares)	49,500,000
Class B ordinary shares
Disclosure of classes of share capital [line items]
In issue at January 1 (in shares)	128,356
Issued for restricted share awards (in shares)	6,750
Restricted share units vested (in shares)	4,079
Exercise of share options (in shares)	0
Issued under equity stock purchase plan (in shares)	0
Repurchase of shares (in shares)	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares)	(21,400)
In issue at June 30 (in shares)	117,785
Ordinary shares held as treasury shares (in shares)	0
Restricted ordinary shares issued but not fully vested (in shares)	(12,564)
In issue at June 30 – fully paid (in shares)	105,221
Authorized (in shares)	500,000